Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Mar. 15, 2016
Supplement [Text Block]	soaif_SupplementTextBlock
SPIRIT OF AMERICA INVESTMENT FUND, INC.

Spirit of America Energy Fund

Class A Shares – TICKER: SOAEX

Class C Shares – TICKER: SACEX

A Series of Spirit of America Investment Fund, Inc.

Supplement to the Summary Prospectus dated April 29, 2016

and Prospectus dated March 15, 2016

The Fund name is hereby updated to reflect the Spirit of America Energy Fund (the “Energy Fund”) in the Average Annual Total Returns Table for the period ended December 31st, also referred to as the “Performance Table” in the Energy Fund’s Summary Prospectus dated April 29, 2016, and on pages 7 and 8 of the Energy Fund’s Prospectus dated March 15, 2016, as follows (emphasis added to indicate updated information):

PERFORMANCE TABLE

(Average annual total returns for the periods ended December 31)

	1 Year	Since Inception, July 10, 2014
Spirit of America Energy Fund—Class A
Return Before Taxes	(35.88)%	(33.53)%
Return After Taxes on Distributions(1)(2)	(35.88)%	(33.56)%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	(20.31)%	(24.66)%
S&P 500 Index(3)	1.38%	4.57%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2)	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
(3)	S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.
The performance information displayed in the bar chart and performance table is the performance of Class A shares only, which will differ from Class C shares to the extent the Classes do not have the same expenses and inception dates. Performance is not shown for Class C shares because it is a new class of shares.

Spirit of America Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	soaif_SupplementTextBlock
SPIRIT OF AMERICA INVESTMENT FUND, INC.

Spirit of America Energy Fund

Class A Shares – TICKER: SOAEX

Class C Shares – TICKER: SACEX

A Series of Spirit of America Investment Fund, Inc.

Supplement to the Summary Prospectus dated April 29, 2016

and Prospectus dated March 15, 2016

The Fund name is hereby updated to reflect the Spirit of America Energy Fund (the “Energy Fund”) in the Average Annual Total Returns Table for the period ended December 31st, also referred to as the “Performance Table” in the Energy Fund’s Summary Prospectus dated April 29, 2016, and on pages 7 and 8 of the Energy Fund’s Prospectus dated March 15, 2016, as follows (emphasis added to indicate updated information):

PERFORMANCE TABLE

(Average annual total returns for the periods ended December 31)

	1 Year	Since Inception, July 10, 2014
Spirit of America Energy Fund—Class A
Return Before Taxes	(35.88)%	(33.53)%
Return After Taxes on Distributions(1)(2)	(35.88)%	(33.56)%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	(20.31)%	(24.66)%
S&P 500 Index(3)	1.38%	4.57%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2)	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
(3)	S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.
The performance information displayed in the bar chart and performance table is the performance of Class A shares only, which will differ from Class C shares to the extent the Classes do not have the same expenses and inception dates. Performance is not shown for Class C shares because it is a new class of shares.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance is not shown for Class C shares because it is a new class of shares.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The performance information displayed in the bar chart and performance table is the performance of Class A shares only, which will differ from Class C shares to the extent the Classes do not have the same expenses and inception dates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance information displayed in the bar chart and performance table is the performance of Class A shares only, which will differ from Class C shares to the extent the Classes do not have the same expenses and inception dates. Performance is not shown for Class C shares because it is a new class of shares.
Spirit of America Energy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(35.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(33.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 2014
Spirit of America Energy Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(35.88%)	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(33.56%)	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 2014	[1],[2]
Spirit of America Energy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.31%)	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(24.66%)	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 2014	[1],[2]
Spirit of America Energy Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 2014	[3]

[1]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[3]	S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.